Return Stacked Bonds & Managed Futures ETF
Consolidated Schedule of Investments
as of April 30, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 50.2%	Shares	Value
iShares Core U.S. Aggregate Bond ETF(a)	304,654	$29,012,200
TOTAL EXCHANGE TRADED FUNDS (Cost $28,985,468)		29,012,200

SHORT-TERM INVESTMENTS - 30.8%
Money Market Funds - 30.8%
First American Government Obligations Fund - Class X, 5.23%(a)(b)	17,816,416	17,816,416
TOTAL SHORT-TERM INVESTMENTS (Cost $17,816,416)		17,816,416

TOTAL INVESTMENTS - 81.0% (Cost $46,801,884)		$46,828,616
Other Assets in Excess of Liabilities - 19.0%		10,977,819
TOTAL NET ASSETS - 100.0%		$57,806,435

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the annualized 7-day effective yield as of April 30, 2024.

Return Stacked Bonds & Managed Futures ETF
Consolidated Schedule of Open Futures Contracts
as of April 30, 2024 (Unaudited)

The Return Stacked Bonds & Managed Futures ETF & CFC had the following futures contracts outstanding with PhillipCapital Inc.
Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
Brent Crude Oil(a)	27	05/31/2024	$2,330,910	$(7,098)
Copper(a)	50	07/29/2024	5,705,625	55,715
Crude Oil(a)	19	05/21/2024	1,556,670	(38,037)
Euro STOXX 50 Quanto Index (EUR)	105	06/21/2024	5,497,952	(57,997)
FTSE 100 Index (GBP)	82	06/21/2024	8,376,808	179,307
German Stock Index (EUR)	16	06/21/2024	7,739,273	(161,662)
Gold(a)	47	06/26/2024	10,823,630	54,120
Nasdaq 100 Index	10	06/21/2024	3,514,250	(162,600)
Nikkei 225 Index	20	06/13/2024	3,819,000	(97,216)
NY Harbor ULSD(a)	2	05/31/2024	212,318	237
Reformulated Gasoline Blendstock(a)	5	05/31/2024	565,152	202
S&P 500 Index	26	06/21/2024	6,587,100	(218,003)
S&P/Toronto Stock Exchange 60 Index (CAD)	22	06/20/2024	4,181,097	(64,346)
Silver(a)	20	07/29/2024	2,665,400	(202,067)
U.S. Treasury 5 Year Note	300	06/28/2024	31,422,656	(74,918)
U.S. Treasury Long Bonds	25	06/18/2024	2,845,313	(60,548)
				$(854,911)
				–
Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/US Dollar Cross Currency Rate	(51)	06/17/2024	$3,310,920	$(26,665)
British Pound/US Dollar Cross Currency Rate	(23)	06/17/2024	1,797,881	(18,108)
Canadian Dollar/US Dollar Cross Currency Rate	(58)	06/18/2024	4,218,050	16,495
Euro/US Dollar Cross Currency Rate	(112)	06/17/2024	14,977,900	(28,093)
Euro-Bund	(61)	06/06/2024	8,484,415	49,249
Japanese Yen/US Dollar Cross Currency Rate	(375)	06/17/2024	29,946,094	1,467,808
Long Gilt (GBP)	(39)	06/26/2024	4,677,285	66,231
Low Sulphur Gas Oil(a)	(5)	06/12/2024	388,125	3,036
Natural Gas(a)	(81)	05/29/2024	1,612,710	20,611
U.S. Treasury 10 Year Notes	(226)	06/18/2024	24,280,875	288,881
U.S. Treasury 2 Year Notes	(443)	06/28/2024	89,776,719	273,317
				$2,112,762
Total Unrealized Appreciation (Depreciation)				$1,257,851

(a)    All or a portion of the investment is a holding of Return Stacked Cayman Subsidiary.
CAD - Canadian Dollar
EUR - Euro
GBP - Great British Pound

Summary of Fair Value Exposure at April 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024:

Return Stacked Bonds & Managed Futures ETF

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$29,012,200	$–	$–	$29,012,200
Money Market Funds	17,816,416	–	–	17,816,416
Total Assets	$46,828,616	$–	$–	$46,828,616

Other Financial Instruments(a):
Assets
Futures Contracts	$2,475,209	$–	$–	$2,475,209
Total Assets	$2,475,209	$–	$–	$2,475,209

Liabilities
Futures Contracts	$(1,217,358)	$–	$–	$(1,217,358)
Total Liabilities	$(1,217,358)	$–	$–	$(1,217,358)

(a) The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of April 30, 2024.